Loans Receivable and Allowance for Loan Losses - Summary of Loans by Segment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 585,678	$ 458,636
Loans in process	(207)	(169)
Net purchase premiums, discounts, and deferred loan costs	2,107	845
Total subtraction from gross loans	1,900	676
Total loans, net	587,578	459,312
One-to-Four Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	526,670	419,240
Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	21,565	14,990
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	25,156	13,671
Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	553	937
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	573,944	448,838
Real Estate [Member] | One-to-Four Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	526,670	419,240
Total gross loans	526,670	419,240
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	21,565	14,990
Total gross loans	21,565	14,990
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	25,156	13,671
Total gross loans	25,156	13,671
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	553	937
Total gross loans	553	937
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total consumer loans	11,734	9,798
Consumer [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total consumer loans	8,661	6,687
Consumer [Member] | Passbook or Certificate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total consumer loans	758	838
Consumer [Member] | Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total consumer loans	2,255	2,218
Consumer [Member] | Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total consumer loans	$ 60	$ 55